Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Total investments	$ 210,480	$ 218,289
Gross Unrealized Loss, Total investments		16
Gross Unrealized Loss, Total investments	(723)	(87)
Aggregate Fair Value, Total investments	209,757	218,218
Amortized Cost, Total assets measured at fair value on a recurring basis	648,532	657,777
Total assets measured at fair value on a recurring basis	1	16
Gross Unrealized Loss, Total assets measured at fair value on a recurring basis	(724)	(87)
Aggregate Fair Value, Total assets measured at fair value on a recurring basis	647,809	657,706	$ 204,898
Amortized Cost, Total cash and cash equivalents	438,052	439,488
Gross Unrealized Gain, Total cash and cash equivalents	1
Gross Unrealized Loss, Total cash and cash equivalents	(1)
Aggregate Fair Value, Total cash and cash equivalents	438,052	439,488
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Cash	105,219	114,533
Aggregate Fair Value, Cash	105,219	114,533
Amortized Cost, Money market funds	321,351	324,955	23,568
Aggregate Fair Value, Money market funds	321,351	324,955	23,568
Amortized Cost, Total investments		114,533	138,977
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Commercial paper	11,482
Gross Unrealized Gain, Commercial paper	1
Gross Unrealized Loss, Commercial paper	(1)
Aggregate Fair Value, Commercial paper	11,482
Fair Value, Inputs, Level 1 [Member] | Commercial paper [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Commercial paper	132,631	177,852
Gross Unrealized Gain, Commercial paper		16
Gross Unrealized Loss, Commercial paper	(412)	(57)
Aggregate Fair Value, Commercial paper	132,219	177,811
Fair Value, Inputs, Level 1 [Member] | U.S. Treasuries [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, U.S. Treasuries	48,632	12,021
Gross Unrealized Loss, U.S. Treasuries	(211)	(9)
Aggregate Fair Value, U.S. Treasuries	48,421	12,012
Fair Value, Inputs, Level 1 [Member] | Asset-backed securities [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Asset-backed securities	6,037	12,084
Gross Unrealized Loss, Asset-backed securities	(22)	(8)
Aggregate Fair Value, Asset-backed securities	6,015	12,076
Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Corporate bonds	18,180	16,332	$ 6,093
Gross Unrealized Loss, Corporate bonds	(65)	(13)
Aggregate Fair Value, Corporate bonds	18,115	$ 16,319
Fair Value, Inputs, Level 1 [Member] | Agency bonds [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Agency bonds	5,000
Gross Unrealized Loss, Agency bonds	(13)
Aggregate Fair Value, Agency bonds	$ 4,987